ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Sep. 30, 2025
Accounts Payable And Accrued Liabilities
Schedule of accounts payable and accrued liabilities

	September 30,
	2025
	(Unaudited)	March 31, 2025
Accounts payable	$1,597	$427
Accrued bonuses and other payroll-related expenses	64	89
Accrued accounting and auditing fees	26	155
Accrued legal fees	1,214	60
Accrued other professional fees	–	262
Due to executives	166	–
Accrued CRO	–	80
Accrued clinical and R&D services	–	14
Other	532	13
Total accounts payable and accrued liabilities	$3,599	$1,100